Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of remuneration of Directors and other members of key management and loans to and from shareholders

	2024	2023	2022
Directors' remuneration	1,420	1,803	1,153
-short-term employee benefits	920	1,538	944
-share-based payments	500	265	209
Other members of key management’s remuneration	1,455	1,867	2,080
-short-term employee benefits	885	802	817
-share-based payments	570	1,065	1,263
Total	2,875	3,670	3,233

	2024	2023	2022
Winchange Limited	51	—	—
Vistrex Limited	11	—	—
	62	—	—

	2024	2023	2022
Income from technical support services from Cubic Games Studio Ltd to Castcrown Ltd	—	2	314
Income from technical support services from Nexters Armenia LLC to Castcrown Ltd	—	—	519
	—	2	833

	2024	2023	2022
Castcrown Ltd	70	198	325
MX Capital Ltd	—	1,198	1,079
	70	1,396	1,404

	2024	2023	2022
Advertising services from Castcrown to GameGears Ltd	44	—	—
	44	—	—

	December 31,	December 31,
	2024	2023
Receivable from Vistrex Ltd in GameGears Ltd	13	—
Receivable from Vistrex Ltd in Winchange Ltd	7	—
	20	—

	December 31,	December 31,
	2024	2023
Loan to Castcrown Ltd - net (Note 17)	80	—
Loan to MX Capital Ltd - net (Note 17)	—	—
	80	—

	December 31, 2024	December 31, 2023
Payable to Castcrown Ltd from GameGears Ltd	(46)	—
	(46)	—